Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS, INC.
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Dreyfus Diversified International Fund | Class A
Prospectus:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Prospectus:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Prospectus:
Trading Symbol	DFPIX
Dreyfus Diversified International Fund | Class Y
Prospectus:
Trading Symbol	DDIFX